Intangible Assets and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets			$ 533
Accumulated amortization for contract liabilities	$ 8,458	$ 6,940